FINANCIAL INSTRUMENTS - Fair value of financial instruments - Narrative (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL INSTRUMENTS [abstract]
Estimated fair value of the Group's long term guaranteed notes	¥ 128,315	¥ 140,135